UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2016 (Unaudited)

Deutsche Global Equity Fund

	Shares	Value ($)
Common Stocks 102.3%
Canada 8.7%
Agnico Eagle Mines Ltd. (a)	12,000	697,680
Alimentation Couche-Tard, Inc. "B"	8,500	384,295
Brookfield Asset Management, Inc. "A" (a)	20,000	690,691
(Cost $1,095,841)		1,772,666
China 0.8%
Tencent Holdings Ltd. (Cost $149,630)	6,500	156,250
Finland 1.3%
Sampo Oyj "A" (Cost $299,577)	6,500	269,388
France 0.3%
Talend SA (ADR)* (Cost $46,710)	2,595	66,172
Germany 7.1%
Allianz SE (Registered)	2,200	315,567
BASF SE	3,000	235,652
Bayer AG (Registered)	2,000	215,148
Fresenius Medical Care AG & Co. KGaA	7,500	685,558
(Cost $1,298,955)		1,451,925
Ireland 3.2%
Glanbia PLC (b)	4,000	77,366
Glanbia PLC (b)	10,000	192,576
Kerry Group PLC "A" (b)	1,000	85,784
Kerry Group PLC "A" (b)	3,500	299,540
(Cost $543,070)		655,266
Israel 0.7%
Mobileye NV* (c) (Cost $120,544)	3,000	143,730
Japan 1.4%
Asics Corp.	8,000	149,204
LINE Corp. (ADR)* (a)	4,000	146,880
(Cost $301,345)		296,084
Luxembourg 2.4%
Eurofins Scientific (Cost $285,565)	1,300	487,543
Malaysia 0.9%
IHH Healthcare Bhd. (Cost $147,138)	113,000	181,555
Mexico 1.1%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $226,475)	2,500	223,750
Netherlands 0.1%
Patheon NV* (c) (Cost $17,829)	849	21,955
Norway 1.1%
Marine Harvest ASA* (Cost $150,776)	13,000	221,259
Philippines 0.9%
Universal Robina Corp. (Cost $204,428)	45,000	191,424
Sweden 3.0%
Assa Abloy AB "B"	18,000	395,045
Svenska Cellulosa AB "B"	7,500	223,063
(Cost $528,667)		618,108
Switzerland 5.6%
Galenica AG (Registered)	160	206,355
Lonza Group AG (Registered)*	1,800	339,311
Nestle SA (Registered)	5,000	400,846
U-Blox AG*	750	189,899
(Cost $704,060)		1,136,411
United Kingdom 6.3%
Aon PLC (c)	4,000	428,280
Compass Group PLC	18,000	342,085
Halma PLC	20,000	277,660
Spirax-Sarco Engineering PLC	4,500	237,209
(Cost $1,087,670)		1,285,234
United States 57.4%
AbbVie, Inc.	3,600	238,428
Acadia Healthcare Co., Inc.* (a)	5,500	310,750
Activision Blizzard, Inc.	7,500	301,200
Allergan PLC*	1,200	303,540
Alliance Data Systems Corp.*	1,000	231,620
Alphabet, Inc. "A"*	300	237,402
Amphenol Corp. "A"	11,000	654,720
Applied Materials, Inc.	13,500	354,915
Biogen, Inc.*	400	115,972
Bristol-Myers Squibb Co.	4,000	299,240
CBRE Group, Inc. "A"*	4,500	128,025
Celgene Corp.*	3,000	336,570
Cepheid, Inc.*	2,000	70,660
Cerner Corp.* (a)	3,000	187,170
CVS Health Corp.	2,200	203,984
Danaher Corp.	5,000	407,200
Dollar General Corp.	4,300	407,382
Ecolab, Inc.	2,750	325,545
EOG Resources, Inc.	3,500	285,950
EPAM Systems, Inc.*	2,000	140,480
Evolent Health, Inc. "A"* (a)	4,000	94,160
Exxon Mobil Corp.	2,600	231,270
Facebook, Inc. "A"*	2,500	309,850
Fortive Corp.*	2,500	120,525
General Electric Co.	8,000	249,120
JPMorgan Chase & Co.	8,300	530,951
L Brands, Inc.	2,000	147,800
LKQ Corp.*	6,500	223,535
Marcus & Millichap, Inc.*	8,000	214,320
MasterCard, Inc. "A"	5,000	476,200
Mead Johnson Nutrition Co.	2,100	187,320
Medivation, Inc.*	2,500	159,975
NIKE, Inc. "B"	3,800	210,900
Noble Energy, Inc.	7,000	250,040
PayPal Holdings, Inc.*	4,000	148,960
Press Ganey Holdings, Inc.*	5,300	211,576
Rollins, Inc.	8,000	225,440
Schlumberger Ltd.	4,000	322,080
Scotts Miracle-Gro Co. "A"	3,000	221,250
T-Mobile U.S., Inc.*	6,500	301,210
Time Warner, Inc.	4,000	306,600
TJX Companies, Inc.	4,000	326,880
Union Pacific Corp.	2,000	186,100
United Technologies Corp.	2,500	269,125
Zoetis, Inc.	5,500	277,585
(Cost $10,262,850)		11,743,525
Total Common Stocks (Cost $17,471,130)		20,922,245
Securities Lending Collateral 8.9%
Daily Assets Fund "Capital Shares", 0.50% (d) (e) (Cost $1,816,185)	1,816,185	1,816,185
Cash Equivalents 2.4%
Deutsche Central Cash Management Government Fund, 0.38% (d) (Cost $495,812)	495,812	495,812
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $19,783,127) †	113.6	23,234,242
Other Assets and Liabilities, Net	(13.6)	(2,790,243)
Net Assets	100.0	20,443,999

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $19,927,588. At July 31, 2016, net unrealized appreciation for all securities based on tax cost was $3,306,654. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,867,514 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $560,860.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2016 amounted to $1,796,937, which is 8.8% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

At July 31, 2016 the Deutsche Global Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Health Care	5,150,251	24.6%
Information Technology	3,835,938	18.3%
Consumer Staples	2,691,207	12.9%
Financials	2,577,222	12.3%
Consumer Discretionary	2,114,386	10.1%
Industrials	1,682,564	8.1%
Materials	1,480,127	7.1%
Energy	1,089,340	5.2%
Telecommunication Services	301,210	1.4%
Total	20,922,245	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$1,772,666	$—	$—	$1,772,666
China	—	156,250	—	156,250
Finland	—	269,388	—	269,388
France	66,172	—	—	66,172
Germany	—	1,451,925	—	1,451,925
Ireland	—	655,266	—	655,266
Israel	143,730	—	—	143,730
Japan	146,880	149,204	—	296,084
Luxembourg	—	487,543	—	487,543
Malaysia	—	181,555	—	181,555
Mexico	223,750	—	—	223,750
Netherlands	21,955	—	—	21,955
Norway	—	221,259	—	221,259
Philippines	—	191,424	—	191,424
Sweden	—	618,108	—	618,108
Switzerland	—	1,136,411	—	1,136,411
United Kingdom	428,280	856,954	—	1,285,234
United States	11,743,525	—	—	11,743,525
Short-Term Investments (f)	2,311,997	—	—	2,311,997
Total	$16,858,955	$6,375,287	$—	$23,234,242

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016